Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses at December 31, 2022 and 2021, are shown as follows:

	2022	2021
General expenses	$194,487	$135,287
Operating expenses	149,557	167,741
Purchased services	36,403	51,302
Taxes payable	37,797	31,356
Salaries and wages	5,189	3,116
Others	80,441	81,266
	$503,874	$470,068